UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2016 through August 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Municipal Bond Funds

August 31, 2016 (Unaudited)

JPMorgan Ultra-Short Municipal Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 22, 2016 (Unaudited)

Dear Shareholder,

The U.S. continued to lead a slow global economic expansion through August 2016, further raising pressure on the U.S. Federal Reserve (the “Fed”) to begin raising interest rates even as leading central banks elsewhere extended their extraordinary stimulus efforts.

“It is especially notable that in the wake of a sell-off in June, financial markets fully recovered in the following two months.”

Amid uncertainty about China’s economic outlook in early 2016, a sharp sell-off in financial markets following Britain’s June 23rd vote to exit the European Union and low U.S. inflation, the Fed declined to raise rates at its May and July meetings. However, financial markets rebounded quickly from the so-called Brexit sell-off and investor concerns about China’s economy receded. By August 2016, investors’ appetite for risk had returned, driving up prices for both stocks and bonds and pushing market volatility to record lows.

Meanwhile, U.S. gross domestic product remained low but positive through the first and second quarters of 2016. Unemployment remained at 5.0% or lower from February through August and sales of new homes in the U.S. returned to levels last seen before the 2008 financial crisis.

Overseas, the European Central Bank (ECB) surprised financial markets in early March with a further cut in interest rates and an expansion of its own quantitative easing program, along with other specific stimulus policies. In July, the ECB maintained its key interest rate at zero. Partly in response to the Brexit vote, Britain’s central bank cut interest rates in August to their lowest level in the bank’s 322-year history and reintroduced a quantitative easing program and began buying corporate bonds. After introducing negative interest rates in early 2016 to combat sputtering growth, the Bank of Japan changed direction in early September 2016 and unveiled a “yield curve control” to improve commercial bank earnings and investment returns for pension funds and insurers.

The ultimate effect of these central bank actions was to produce negative yields on government bonds in Europe and Japan, which led to a bond market rally in the U.S. as investors sought returns in U.S. Treasury bonds. Bond yields generally move in the opposite direction of bond prices and the bond market rally pushed Treasury bond yields to record lows in July.

In this environment, the financial market’s implied probability of an interest rate increase at the Fed’s September 2016 meeting rose to 36% at the end of August. However, the U.S. central bank declined to raise rates, citing below-target inflation data and concerns about continued job growth.

While Fed Chairwoman Janet Yellen indicated there is a greater likelihood of an interest rate increase in December 2016, both the International Monetary Fund and the World Bank have issued warnings about slowing economic growth in the U.S. and the rest of the world.

During the six months ended August 31, 2016, U.S. investors generally enjoyed solid returns in both bond and stock markets. It is especially notable that in the wake of a sell-off in June, financial markets fully recovered in the following two months. We believe this outcome clearly illustrates the wisdom of an investment perspective that is diversified, persistent and is guided by a long-term vision.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	1

JPMorgan Ultra-Short Municipal Fund

FUND SUMMARY

FOR THE PERIOD MAY 31, 2016 (FUND INCEPTION DATE) THROUGH AUGUST 31, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.22%
Barclays 1 Year Municipal Bond Index	0.20%

Net Assets as of 8/31/2016	$10,018,984
Duration.	0.7 years

INVESTMENT OBJECTIVE** AND STRATEGIES

The Fund seeks as high a level of current income exempt from federal income tax as is consistent with relative stability of principal. Under normal circumstances, the Fund invests at least 80% of its Assets in municipal securities, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund invests in a portfolio of municipal securities with an average weighted maturity of two years or less. Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in the Fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Usually, the longer the average weighted maturity, the more fluctuation in share price you can expect.

CREDIT QUALITY ALLOCATIONS***
AAA	6.1%
AA	44.7
A	31.0
BBB	4.1
BB	2.6
NR	11.5

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — Standard and Poor’s (“S&P”), Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

Although the Credit Quality Allocations table reflects the ratings of the bonds detailed in the Schedule of Investments, 12.6% of the investments in the table is held in prerefunded municipal bonds or escrowed to maturity securities. Prerefunded municipal bonds and escrowed to maturity securities are bonds the principal and interest of which are to be paid by Treasuries, Agencies and other government securities that have been placed in escrow accounts. For both prerefunded and escrowed to maturity securities, the credit status is considered the same, the only difference is prerefundeds are paid off at a call date while escrowed to maturity are retired at maturity.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

2	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

JPMorgan Ultra-Short Municipal Fund

FUND SUMMARY

FOR THE PERIOD MAY 31, 2016 (FUND INCEPTION DATE) THROUGH AUGUST 31, 2016 (Unaudited) (continued)

TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	SINCE INCEPTION*
CLASS A SHARES	May 31, 2016
With Sales Charge**		(2.09)%
Without Sales Charge		0.16
SELECT CLASS SHARES	May 31, 2016	0.22

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.

LIFE OF FUND PERFORMANCE (5/31/16 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on May 31, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Ultra-Short Municipal Fund, the Barclays 1 Year Municipal Bond Index and the Lipper Short Municipal Debt Funds Index from May 31, 2016 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Barclays 1 Year Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper Short Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1 Year Municipal Bond Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years.

The Lipper Short Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on May 31, 2016 until August 31, 2016, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	3

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — 97.0% (t)
	Alabama — 1.6%
	Hospital — 0.1%
10,000	Houston County Healthcare Authority, Southeast Alabama Medical Center, Series A, Rev., 5.000%, 10/01/16	10,033

	Water & Sewer — 1.5%
150,000	Ozark Utilities Board, Water & Sewer, Rev., AGM, 2.000%, 09/01/17	151,664

	Total Alabama	161,697

	Alaska — 3.2%
	Other Revenue — 0.2%
25,000	Alaska Housing Finance Corporation, General Mortgage, Series A, Rev., 1.650%, 12/01/17	25,278

	Prerefunded — 3.0%
295,000	State of Alaska, International Airports System, Series B, Rev., NATL-RE, 5.000%, 10/01/26 (p)	296,118

	Total Alaska	321,396

	Arizona — 0.5%
	Hospital — 0.5%
50,000	County of Yavapai, Industrial Development Authority, Arizona Healthcare System, Rev., 5.000%, 10/01/16	50,188

	Arkansas — 1.3%
	Hospital — 0.3%
25,000	Arkansas Development Finance Authority, Healthcare, Baptist Health, Series A, Rev., 4.000%, 12/01/17	26,001

	Water & Sewer — 1.0%
100,000	City of Hot Springs, Wastewater Refunding and Construction, Rev., 2.000%, 12/01/17 (w)	101,452

	Total Arkansas	127,453

	California — 4.0%
	Certificate of Participation — 0.3%
35,000	Moulton-Niguel Water District, COP, 4.000%, 09/01/16	35,000

	General Obligation — 1.6%
50,000	City of Los Angeles, Series B, GO, 5.000%, 09/01/16	50,000
30,000	County of San Francisco, Community College District, Election of 2005, Series B, GO, 5.000%, 09/01/16	30,000
25,000	Rancho Santiago, Commodity College District, GO, AGM, 5.250%, 09/01/16	25,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	State of California, Various Purpose,
25,000	GO, 5.000%, 10/01/16	25,096
30,000	GO, NATL-RE, 5.000%, 09/01/16	30,000

		160,096

	Hospital — 1.0%
100,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., 2.000%, 11/01/17	101,168

	Other Revenue — 0.7%
40,000	Contra Costa Water District, Water, Series Q, Rev., 4.000%, 10/01/16	40,120
25,000	Los Angeles County, Sanitation Districts Financing Authority, Capital Projects, Series A, Rev., 5.000%, 10/01/16	25,096

		65,216

	Utility — 0.4%
40,000	City of Los Angeles, Department of Water & Power, Power System, Subseries A-1, Rev., AMBAC, 5.000%, 07/01/17	41,502

	Total California	402,982

	Colorado — 5.2%
	Certificate of Participation — 1.3%
100,000	City of Avon, COP, 2.000%, 12/01/17	101,353
25,000	State of Colorado, Series A, COP, 5.000%, 11/01/16	25,188

		126,541

	Hospital — 2.3%
	Colorado Health Facilities Authority, Catholic Health Initiatives,
100,000	Series A, Rev., 5.000%, 02/01/17	101,736
30,000	Series A, Rev., 5.000%, 07/01/17	31,031
100,000	Series D, Rev., 5.000%, 10/01/16	100,367

		233,134

	Water & Sewer — 1.6%
140,000	City of Fountain, Electric Water & Wastewater Utility Enterprise, Rev., AGM, 2.000%, 12/01/16	140,513
25,000	East Cherry Creek Valley Water & Sanitation District, Arapahoe County, Rev., 4.000%, 11/15/16	25,176

		165,689

	Total Colorado	525,364

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Connecticut — 3.5%
	General Obligation — 3.5%
350,000	Town of Wethersfield, GO, 5.000%, 09/01/16	350,000

	Florida — 5.6%
	Education — 1.3%
100,000	Higher Educational Facilities Financing Authority, Flagler College, Inc., Project, Series B, Rev., 3.000%, 11/01/17	102,364
25,000	School District of St. Lucie County, Sales Tax, Rev., NATL-RE, 4.000%, 10/01/16 (p)	25,074

		127,438

	General Obligation — 0.8%
80,000	Florida State Board of Education, Public Education Capital Outlay, Series D, GO, 5.500%, 06/01/17	82,978

	Other Revenue — 2.9%
250,000	City of Port St. Lucie, Community Redevelopment Agency, Rev., 2.000%, 01/01/17	251,038
40,000	Sarasota County, Infrastructure Sales Surtax, Series A, Rev., 5.000%, 10/01/16	40,153

		291,191

	Prerefunded — 0.4%
35,000	Osceola County, Infrastructure Sales Surtax, Rev., AMBAC, 5.000%, 10/01/17 (p)	36,652

	Utility — 0.2%
25,000	Jea Electric System, Series B, Rev., 5.000%, 10/01/16	25,095

	Total Florida	563,354

	Georgia — 0.7%
	Certificate of Participation — 0.4%
35,000	Fulton County Facilities Corporation, COP, 5.000%, 11/01/17	36,754

	Other Revenue — 0.3%
35,000	Cobb County-Marietta Water Authority, Rev., 3.000%, 11/01/16	35,151

	Total Georgia	71,905

	Illinois — 4.6%
	General Obligation — 3.6%
100,000	City of Country Club Hills, GO, 2.000%, 12/01/16	100,247
100,000	Cook & Will Counties, Township High School District, GO, AGM, 3.000%, 12/15/16	100,632

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
150,000	County of Cook, Series A, GO, 5.000%, 11/15/18	162,069

		362,948

	Other Revenue — 1.0%
100,000	State of Illinois, Sales Tax, Series B, Rev., 3.000%, 06/15/17	101,843

	Total Illinois	464,791

	Indiana — 3.0%
	Education — 1.0%
100,000	Lake County, Merrillville Multi-School Building Corp., Rev., 3.000%, 01/05/17	100,892

	Water & Sewer — 2.0%
200,000	City of Mount Vernon, Waterworks, Rev., BAN, 2.000%, 07/01/17	200,736

	Total Indiana	301,628

	Iowa — 0.5%
	Hospital — 0.5%
50,000	Iowa Finance Authority, Healthcare, Genesis Health System, Rev., 4.000%, 07/01/17	51,279

	Kansas — 1.4%
	General Obligation — 0.4%
40,000	Miami County, Unified School District No. 368, GO, 2.000%, 09/01/17	40,533

	Utility — 1.0%
100,000	Unified Government of Wyandotte County, Kansas Board of Public Utilities System, Series A, Rev., 3.000%, 09/01/16	100,000

	Total Kansas	140,533

	Kentucky — 1.0%
	Other Revenue — 1.0%
100,000	Commonwealth of Kentucky, State Property & Building Commission, Rev., 3.000%, 10/01/16	100,212

	Massachusetts — 1.9%
	Education — 0.3%
25,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A, Rev., AMBAC, 5.000%, 08/15/17 (p)	26,056

	General Obligation — 0.3%
25,000	Commonwealth of Massachusetts, Series B, GO, 5.000%, 11/01/16	25,192

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	5

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — 1.3%
135,000	Massachusetts Development Finance Agency, Worcester Polytechnic Institution, Rev., NATL-RE, 5.000%, 09/01/16	135,000

	Total Massachusetts	186,248

	Michigan — 1.1%
	General Obligation — 0.8%
75,000	Oak Park School District, GO, Q-SBLF, 3.000%, 11/01/16	75,299

	Other Revenue — 0.3%
30,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Pooled Project, Rev., 5.000%, 10/01/16	30,115

	Total Michigan	105,414

	Minnesota — 1.8%
	Certificate of Participation — 1.0%
100,000	Triton Independent School District No. 2125, Dodge Center, Series A, COP, 2.000%, 04/01/17 (w)	100,598

	Education — 0.5%
50,000	City of Deephaven, Minnesota Charter School Lease, Eagle Ridge Academy Project, Series A, Rev., 3.000%, 07/01/19	51,009

	General Obligation — 0.3%
25,000	State of Minnesota, Various Purpose, Series K, GO, 5.000%, 11/01/16	25,192

	Total Minnesota	176,799

	Missouri — 2.5%
	Hospital — 1.5%
150,000	County of Boone, Boone Hospital Center, Rev., 3.000%, 08/01/17	152,764

	Other Revenue — 1.0%
100,000	Missouri Development Finance Board Infrastructure Facilities, City of Independence, Centerpoint Project, Series B, Rev., 3.000%, 04/01/17	101,154

	Total Missouri	253,918

	Nebraska — 1.3%
	Education — 0.2%
25,000	Nebraska Educational Finance Authority, Clarkson College Project, Rev., 2.350%, 09/01/16	25,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 1.1%
100,000	Gretna Public Schools, GO, 4.000%, 12/15/16	100,970

	Total Nebraska	125,970

	New Jersey — 8.7%
	Certificate of Participation — 1.5%
150,000	Township of West Orange, COP, AGM, 3.000%, 10/01/17	153,363

	General Obligation — 4.5%
95,000	County of Passaic, GO, AGM, 5.000%, 02/01/17	96,754
150,000	County of Somerset, Board of Education of the Township of Franklin, GO, 5.000%, 08/15/17	156,054
90,000	Mountain Lakes School District, GO, 3.000%, 09/15/16	90,083
105,000	State of New Jersey, Series L, GO, AMBAC, 5.250%, 07/15/17	108,975

		451,866

	Other Revenue — 2.7%
65,000	New Jersey Building Authority, Series B, Rev., 5.000%, 06/15/17	67,081
200,000	The Union County Improvement Authority, City of Linden Omnibus Project, Rev., AGM, 2.000%, 11/01/17	202,436

		269,517

	Total New Jersey	874,746

	New York — 6.2%
	Education — 0.8%
80,000	New York State Dormitory Authority, State University, Series A, Rev., 5.000%, 07/01/17	82,941

	General Obligation — 3.2%
25,000	Bedford Central School District, GO, 4.000%, 10/15/16	25,109
45,000	Central Islip Union Free School District, GO, 2.000%, 09/01/16	45,000
50,000	County of Suffolk, Series B, GO, AGM, 5.250%, 05/01/17	51,521
	Town of Oyster Bay,
100,000	GO, RAN, 3.750%, 03/31/17	100,707
100,000	Series C, GO., BAN, 4.000%, 06/01/18	101,185

		323,522

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Transportation — 2.2%
210,000	New York Transportation Development Corp., Special Facility, American Airlines, Inc., John F. Kennedy International Airport Project, Rev., 5.000%, 08/01/17	216,294

	Total New York	622,757

	Ohio — 5.1%
	General Obligation — 3.3%
100,000	County of Belmont, Various Purpose, GO, BAN, 1.375%, 08/31/17 (w)	100,441
200,000	County of Carroll, Classroom Facilities Improvement Bonds, GO, 1.250%, 12/01/16	200,352
25,000	State of Ohio, Third Frontier Research & Development, Series A, GO, 5.000%, 11/01/16	25,191

		325,984

	Other Revenue — 1.8%
35,000	Ohio State Building Authority, Administrative Building Fund Projects, Series C, Rev., 4.000%, 10/01/16	35,105
140,000	State of Ohio, Major New State Infrastructure Project, Series 3, Rev., 5.000%, 12/15/17	147,868

		182,973

	Total Ohio	508,957

	Oklahoma — 6.6%
	Education — 6.6%
150,000	Grady County School Finance Authority, Educational Facilities Lease, Alex Public Schools Project, Rev., 3.000%, 12/01/17	153,046
200,000	Oklahoma County Finance Authority, Educational Facilities, Lease Western Harrah Public Schools Project, Rev., 2.000%, 09/01/18	203,536
300,000	Tulsa County Industrial Authority, Educational Facilities Lease, Owasso Public Schools Project, Rev., 4.000%, 09/01/17	309,429

	Total Oklahoma	666,011

	Oregon — 4.9%
	General Obligation — 3.1%
	Lane County, Mapleton School District No. 32,
50,000	GO, 2.000%, 06/15/17	50,450
60,000	GO, 2.000%, 06/15/18	61,075
200,000	State of Oregon, Series A, GO, 2.000%, 06/30/17	202,262

		313,787

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hospital — 1.8%
	Klamath Falls Intercommunity Hospital Authority, Sky Lakes Medical Center Project,
75,000	Rev., 2.000%, 09/01/17	75,887
100,000	Rev., 3.000%, 09/01/18	104,139

		180,026

	Total Oregon	493,813

	Pennsylvania — 2.3%
	General Obligation — 0.2%
20,000	Commonwealth of Pennsylvania, GO, 4.000%, 09/01/16	20,000

	Other Revenue — 2.1%
25,000	Altoona City Authority, Water, Rev., AGM, 5.000%, 11/01/17	26,165
175,000	Delaware Valley Regional Finance Authority, Local Government, Rev., 5.750%, 07/01/17	182,179

		208,344

	Total Pennsylvania	228,344

	Rhode Island — 0.7%
	Education — 0.7%
65,000	Rhode Island Health & Educational Building Corp., Public School Financing Program, Series B, Rev., 2.000%, 05/15/17	65,535

	Texas — 3.0%
	General Obligation — 2.5%
150,000	City of Bullard, GO, 2.000%, 09/01/17	151,678
100,000	Harris County Municipal Utility District No. 412, GO, 2.000%, 09/01/18	101,735

		253,413

	Hospital — 0.2%
25,000	Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care System Project, Series A, Rev., 3.000%, 11/15/16	25,121

	Prerefunded — 0.3%
25,000	Spring Independent School District, Series A, GO, PSF-GTD, 5.000%, 08/15/17 (p)	26,053

	Total Texas	304,587

	Utah — 2.6%
	General Obligation — 0.4%
40,000	Board of Education of Weber School District, GO, 5.000%, 06/15/17	41,397

	Other Revenue — 2.2%
100,000	Municipal Building Authority of West Valley City, Rev., AGM, 2.000%, 02/01/17	100,470

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	7

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
115,000	State of Utah, Series B, Rev., 5.000%, 07/01/17	119,238

		219,708

	Total Utah	261,105

	Virginia — 0.8%
	Prerefunded — 0.8%
25,000	County of Prince William, Series A, COP, AMBAC, 4.500%, 09/01/26 (p)	25,000
50,000	Industrial Development Authority, Northumberland County School Project, Rev., NATL-RE, 4.000%, 11/01/16 (p)	50,297

	Total Virginia	75,297

	Washington — 2.6%
	General Obligation — 0.5%
50,000	Skagit County, Public Hospital District No. 1, GO, 4.000%, 12/01/17	52,002

	Hospital — 0.4%
40,000	Washington Health Care Facilities Authority, Rev., 5.000%, 11/01/17	41,937

	Prerefunded — 0.3%
25,000	Clark County, Camas School District No. 117, GO, AGM, 4.500%, 12/01/17 (p)	26,226

	Utility — 1.4%
130,000	County of Snohomish, Public Utility District No. 1, Water System, Rev., 4.000%, 12/01/17	135,461

	Total Washington	255,626

	Wisconsin — 8.8%
	Education — 7.5%
375,000	Ellsworth Community School District, Pierce County, Rev., BAN, 2.000%, 09/07/16 (p)	375,097
375,000	School District of Argyle, Rev., BAN, 2.000%, 09/19/16 (p)	375,289

		750,386

	General Obligation — 1.3%
100,000	County of Iowa, Dodgeville School District, GO, 2.000%, 03/01/17	100,685
30,000	State of Wisconsin, Series 1, GO, 5.500%, 11/01/16	30,256

		130,941

	Total Wisconsin	881,327

	Total Municipal Bonds (Cost $9,711,841)	9,719,236

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Monthly Demand Note — 2.0%
	Pennsylvania — 2.0%
	Transportation — 2.0%
200,000	Pennsylvania Turnpike Commission, Series A-1, Rev., VAR, 0.966%, 10/03/16 (Cost $200,000)	199,862

SHARES
Short-Term Investment — 2.7%
	Investment Company — 2.7%
271,003	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $271,003)	271,003

	Total Investments — 101.7% (Cost $10,182,844)	10,190,101
	Liabilities in Excess of Other Assets — (1.7)%	(171,117)

	NET ASSETS — 100.0%	$10,018,984

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Note
COP	— Certificate of Participation
GO	— General Obligation
GTD	— Guaranteed
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2016.

(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	— The rate shown is the current yield as of August 31, 2016.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	9

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2016 (Unaudited)

Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$9,919,098
Investments in affiliates, at value	271,003

Total investment securities, at value	10,190,101
Receivables:
Investment securities sold	3
Interest from non-affiliates	74,076
Dividends from affiliates	230
Due from Adviser	31,982
Deferred offering cost	57,698

Total Assets	10,354,090

LIABILITIES:
Payables:
Due to custodian	3
Investment securities purchased — delayed delivery securities	302,658
Accrued liabilities:
Distribution fees	4
Shareholder servicing fees	360
Custodian and accounting fees	7,702
Trustees’ and Chief Compliance Officer’s fees	274
Audit fees	22,712
Other	1,393

Total Liabilities	335,106

Net Assets	$10,018,984

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$10,011,992
Accumulated undistributed (distributions in excess of) net investment income	(265)
Net unrealized appreciation (depreciation)	7,257

Total Net Assets	$10,018,984

Net Assets:
Class A	$20,028
Select Class	9,998,956

Total	$10,018,984

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	2,001
Select Class	999,197

Net Asset Value (a):
Class A — Redemption price per share	$10.01
Select Class — Offering and redemption price per share	10.01
Class A maximum sales charge	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.24

Cost of investments in non-affiliates	$9,911,841
Cost of investments in affiliates	271,003

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	11

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED AUGUST 31, 2016 (Unaudited)

Ultra-Short Municipal Fund (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$18,808
Dividend income from affiliates	982

Total investment income	19,790

EXPENSES:
Investment advisory fees	3,776
Administration fees	2,055
Distribution fees:
Class A	13
Shareholder servicing fees:
Class A	13
Select Class	6,281
Custodian and accounting fees	7,782
Professional fees	22,737
Trustees’ and Chief Compliance Officer’s fees	4,445
Printing and mailing costs	1,009
Registration and filing fees	169
Transfer agency fees (See Note 2.E.)	289
Offering costs	21,151
Other	335

Total expenses	70,055

Less fees waived	(11,817)
Less expense reimbursements	(50,175)

Net expenses	8,063

Net investment income (loss)	11,727

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	7,257

Change in net assets resulting from operations	$18,984

(a)	Commencement of operations was May 31, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED (Unaudited)

Ultra-Short Municipal Fund
Period Ended August 31, 2016 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,727
Change in net unrealized appreciation/depreciation	7,257

Change in net assets resulting from operations	18,984

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(12)
Select Class
From net investment income	(11,980)

Total distributions to shareholders	(11,992)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	10,011,992

NET ASSETS:
Change in net assets	10,018,984
Beginning of period	—

End of period	$10,018,984

Accumulated undistributed (distributed in excess of) net investment income	$(265)

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$20,000
Distributions reinvested	12

Change in net assets resulting from Class A capital transactions	$20,012

Select Class
Proceeds from shares issued	$9,980,000
Distributions reinvested	11,980

Change in net assets resulting from Select Class capital transactions	$9,991,980

Total change in net assets resulting from capital transactions	$10,011,992

SHARE TRANSACTIONS:
Class A
Issued	2,000
Reinvested	1

Change in Class A Shares	2,001

Select Class
Issued	998,000
Reinvested	1,197

Change in Select Class Shares	999,197

(a)	Commencement of operations was May 31, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	13

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Ultra-Short Municipal Fund
Class A
May 31, 2016 (h) through August 31, 2016	$10.00	$0.01	$0.01	$0.02	$(0.01)

Select Class
May 31, 2016 (h) through August 31, 2016	10.00	0.01	0.01	0.02	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2016.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period	Net expenses (e)(f)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (c)(g)

$10.01	0.16%	$20,028	0.52%	0.27%	4.52%	84%

10.01	0.22	9,998,956	0.32	0.46	2.52	84

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited)

1. Organization

JPMorgan Trust IV (“JPM IV” or the “Trust”) was formed on November 12, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 12, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Ultra-Short Municipal Fund	Class A and Select Class	Diversified

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes as is consistent with relative stability of principal.

The Fund commenced operations on May 31, 2016. Prior to August 31, 2016 the Fund was not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge. No sales charges are assessed with respect to Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (‘NAV’) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

16	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Hospital	$—	$10,033	$—	$10,033
Water & Sewer	—	151,664	—	151,664

Total Alabama	—	161,697	—	161,697

Alaska
Other Revenue	—	25,278	—	25,278
Prerefunded	—	296,118	—	296,118

Total Alaska	—	321,396	—	321,396

Arizona
Hospital	—	50,188	—	50,188

Arkansas
Hospital	—	26,001	—	26,001
Water & Sewer	—	101,452	—	101,452

Total Arkansas	—	127,453	—	127,453

California
Certificate of Participation	—	35,000	—	35,000
General Obligation	—	160,096	—	160,096
Hospital	—	101,168	—	101,168
Other Revenue	—	65,216	—	65,216
Utility	—	41,502	—	41,502

Total California	—	402,982	—	402,982

Colorado
Certificate of Participation	—	126,541	—	126,541
Hospital	—	233,134	—	233,134
Water & Sewer	—	165,689	—	165,689

Total Colorado	—	525,364	—	525,364

Connecticut
General Obligation	—	350,000	—	350,000

Florida
Education	—	127,438	—	127,438
General Obligation	—	82,978	—	82,978
Other Revenue	—	291,191	—	291,191
Prerefunded	—	36,652	—	36,652
Utility	—	25,095	—	25,095

Total Florida	—	563,354	—	563,354

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Georgia
Certificate of Participation	$—	$36,754	$—	$36,754
Other Revenue	—	35,151	—	35,151

Total Georgia	—	71,905	—	71,905

Illinois
General Obligation	—	362,948	—	362,948
Other Revenue	—	101,843	—	101,843

Total Illinois	—	464,791	—	464,791

Indiana
Education	—	100,892	—	100,892
Water & Sewer	—	200,736	—	200,736

Total Indiana	—	301,628	—	301,628

Iowa
Hospital	—	51,279	—	51,279

Kansas
General Obligation	—	40,533	—	40,533
Utility	—	100,000	—	100,000

Total Kansas	—	140,533	—	140,533

Kentucky
Other Revenue	—	100,212	—	100,212

Massachusetts
Education	—	26,056	—	26,056
General Obligation	—	25,192	—	25,192
Other Revenue	—	135,000	—	135,000

Total Massachusetts	—	186,248	—	186,248

Michigan
General Obligation	—	75,299	—	75,299
Other Revenue	—	30,115	—	30,115

Total Michigan	—	105,414	—	105,414

Minnesota
Certificate of Participation	—	100,598	—	100,598
Education	—	51,009	—	51,009
General Obligation	—	25,192	—	25,192

Total Minnesota	—	176,799	—	176,799

Missouri
Hospital	—	152,764	—	152,764
Other Revenue	—	101,154	—	101,154

Total Missouri	—	253,918	—	253,918

Nebraska
Education	—	25,000	—	25,000
General Obligation	—	100,970	—	100,970

Total Nebraska	—	125,970	—	125,970

New Jersey
Certificate of Participation	—	153,363	—	153,363
General Obligation	—	451,866	—	451,866
Other Revenue	—	269,517	—	269,517

Total New Jersey	—	874,746	—	874,746

18	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New York
Education	$—	$82,941	$—	$82,941
General Obligation	—	222,815	100,707	323,522
Transportation	—	216,294	—	216,294

Total New York	—	522,050	100,707	622,757

Ohio
General Obligation	—	325,984	—	325,984
Other Revenue	—	182,973	—	182,973

Total Ohio	—	508,957	—	508,957

Oklahoma
Education	—	666,011	—	666,011

Oregon
General Obligation	—	313,787	—	313,787
Hospital	—	180,026	—	180,026

Total Oregon	—	493,813	—	493,813

Pennsylvania
General Obligation	—	20,000	—	20,000
Other Revenue	—	208,344	—	208,344

Total Pennsylvania	—	228,344	—	228,344

Rhode Island
Education	—	65,535	—	65,535

Texas
General Obligation	—	253,413	—	253,413
Hospital	—	25,121	—	25,121
Prerefunded	—	26,053	—	26,053

Total Texas	—	304,587	—	304,587

Utah
General Obligation	—	41,397	—	41,397
Other Revenue	—	219,708	—	219,708

Total Utah	—	261,105	—	261,105

Virginia
Prerefunded	—	75,297	—	75,297

Washington
General Obligation	—	52,002	—	52,002
Hospital	—	41,937	—	41,937
Prerefunded	—	26,226	—	26,226
Utility	—	135,461	—	135,461

Total Washington	—	255,626	—	255,626

Wisconsin
Education	—	750,386	—	750,386
General Obligation	—	130,941	—	130,941

Total Wisconsin	—	881,327	—	881,327

Total Municipal Bonds	—	9,618,529	100,707	9,719,236

Monthly Demand Notes
Pennsylvania	—	199,862	—	199,862
Short-Term Investment
Investment Companies	271,003	—	—	271,003

Total Investments in Securities	$271,003	$9,818,391	$100,707	$10,190,101

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

B. When Issued, Delayed Delivery Securities and Forward Commitments — The Fund purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until the settlement date.

The Fund had when issued securities, forward commitments or delayed delivery securities outstanding as of August 31, 2016, which are shown as a Payable for investment securities purchased — delayed delivery securities on the Statement of Assets and Liabilities. The values of these securities held at August 31, 2016 are detailed on the SOI.

The Fund did not have TBA purchase commitments outstanding as of August 31, 2016.

C. Offering and Organizational Costs — Total offering costs of approximately $78,849 incurred in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time the Fund commenced operations and are included as part of Professional fees on the Statement of Operations. For the period ended August 31, 2016, total offering costs amortized were $21,151.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of transfer agency fees charged to each class of the Fund for the period ended August 31, 2016 are as follows:

	Class A	Select Class	Total
Transfer agency fees	$100	$189	$289

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2016, no liability for income tax is required in the Fund’s financial Statement for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.15% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended

20	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

August 31, 2016, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates 0.25% of the average daily net assets of Class A Shares.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from certain Class A Shares for which front-end sales charges have been waived. For the period ended August 31, 2016, the Distributor did not retain any front-end sales charges or CDSC.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Select Class
0.25%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market funds as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Select Class
0.55%	0.35%

The expense limitation agreement was in effect for the period ended August 31, 2016 and is in place until at least October 31, 2016.

Effective November 1, 2016, the contractual expense limitations for the Fund will be reduced until at least October 31, 2018, as shown in the table below:

Class A	Select Class
0.45%	0.25%

For the period ended August 31, 2016, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursement
$3,777	$2,055	$5,226	$11,058	$50,175

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

The amounts of these waivers resulting from investments in these money market funds for the period ended August 31, 2016, was $759.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the period ended August 31, 2016, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the period ended August 31, 2016, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the period ended August 31, 2016, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$10,179,900	$4,901,000

During the period ended August 31, 2016, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2016 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$10,182,844	$8,019	$762	$7,257

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the period ended August 31, 2016.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

22	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

The Fund’s shares are currently held by the Adviser.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Specific risks and concentrations present in the underlying funds are disclosed within their individual financial Statement and registration Statement, as appropriate.

The Fund invests primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	23

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, May 31, 2016, and continued to hold your shares at the end of the reporting period, August 31, 2016.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value May 31, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Ultra-Short Municipal Fund
Class A
Actual*	$1,000.00	$1,001.60	$1.31	0.52%
Hypothetical**	1,000.00	1,022.58	2.65	0.52
Select Class
Actual*	1,000.00	1,002.20	0.81	0.32
Hypothetical**	1,000.00	1,023.59	1.63	0.32

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the actual period). Commencement of operations was May 31, 2016.
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

24	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their November 2015 in-person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the Fund whose semi-annual report is contained herein.

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed New Advisory Agreement, the Trustees reviewed the New Advisory Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreement. The Trustees also discussed the proposed agreement in an executive session with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

The Trustees considered information provided with respect to the Fund and the approval of the New Advisory Agreement. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the New Advisory Agreement, as well as other relevant information furnished throughout the year for the J.P. Morgan Funds complex and the Trustees’ experience with the Adviser and its services. The Trustees considered the background and experience of the

Adviser’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Trustees also considered its knowledge of the nature and quality of the services provided by the Adviser to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Trustees also considered the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and J.P. Morgan Investment Management Inc., in its role as administrator (“JPMIM”), will earn fees from the Fund for providing shareholder and administrative services, respectively. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the process of approving advisory agreements for new funds.

AUGUST 31, 2016	J.P. MORGAN MUNICIPAL BOND FUNDS	25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fee remains competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Fund over time, noting the Adviser’s substantial investments in its business in support of the Fund, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints, and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at a competitive level. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate to the information prepared by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”) concerning management fee rates paid by other funds in the same Broadridge/Lipper category as the Fund. The Trustees recognized that Broadridge/Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

26	J.P. MORGAN MUNICIPAL BOND FUNDS	AUGUST 31, 2016

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. August 2016.	SAN-USM-816

J.P. Morgan Income Funds

Semi-Annual Report

August 31, 2016

(Unaudited)

JPMorgan Flexible Long/Short Fund

JPMorgan Flexible Long/Short Fund

Semi-Annual Report

August 31, 2016 (Unaudited)

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Flexible Long/Short Fund

CEO’S LETTER

September 22, 2016 (Unaudited)

Dear Shareholder,

The U.S. continued to lead a slow global economic expansion through August 2016, further raising pressure on the U.S. Federal Reserve (the “Fed”) to begin raising interest rates even as leading central banks elsewhere extended their extraordinary stimulus efforts.

Amid uncertainty about China’s economic outlook in early 2016, a sharp sell-off in financial markets following Britain’s June 23rd vote to exit the European Union and low U.S. inflation, the Fed declined to raise rates at its May and July meetings. However, financial markets rebounded quickly from the so-called Brexit sell-off and investor concerns about China’s economy receded. By August 2016, investors’ appetite for risk had returned, driving up prices for both stocks and bonds and pushing market volatility to record lows.

Meanwhile, U.S. gross domestic product remained low but positive through the first and second quarters of 2016. Unemployment remained at 5.0% or lower from February through August and sales of new homes in the U.S. returned to levels last seen before the 2008 financial crisis.

Overseas, the European Central Bank (ECB) surprised financial markets in early March with a further cut in interest rates and an expansion of its own quantitative easing program, along with other specific stimulus policies. In July, the ECB maintained its key interest rate at zero. Partly in response to the Brexit vote, Britain’s central bank cut interest rates in August to their lowest level in the bank’s 322-year history and reintroduced a quantitative easing program and began buying corporate bonds. After introducing negative interest rates in early 2016 to combat sputtering growth, the Bank of Japan changed direction in early September 2016 and unveiled a “yield curve control” to improve commercial bank earnings and investment returns for pension funds and insurers.

The ultimate effect of these central bank actions was to produce negative yields on government bonds in Europe and Japan, which led to a bond market rally in the U.S. as investors sought returns in U.S. Treasury bonds. Bond yields generally move in the opposite direction of bond prices and the bond market rally pushed Treasury bond yields to record lows in July.

In this environment, the financial market’s implied probability of an interest rate increase at the Fed’s September 2016 meeting rose to 36% at the end of August. However, the U.S. central bank declined to raise rates, citing below-target inflation data and concerns about continued job growth.

While Fed Chairwoman Janet Yellen indicated there is a greater likelihood of an interest rate increase in December 2016, both the International Monetary Fund and the World Bank have issued warnings about slowing economic growth in the U.S. and the rest of the world.

During the six months ended August 31, 2016, U.S. investors generally enjoyed solid returns in both bond and stock markets. It is especially notable that in the wake of a sell-off in June, financial markets fully recovered in the following two months. We believe this outcome clearly illustrates the wisdom of an investment perspective that is diversified, persistent and is guided by a long-term vision.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management, J.P. Morgan Asset Management

JPMorgan Flexible Long/Short Fund

Fund Summary

For the period June 30, 2016 (Fund Inception Date) through August 31, 2016 (Unaudited)

Reporting Period Return:

Fund (Select Class Shares)*	1.60%
Barclays Multiverse Corporate Index	2.37%
Net Assets as of 8/31/2016	$25,401,368

Investment objective** and strategies	The JPMorgan Flexible Long/Short Fund (the “Fund”) seeks to provide total return. The Fund seeks to achieve its investment objective by taking long and short positions in global credit markets. The Fund is flexible and it is not managed to or constrained by a benchmark. Because the Fund is not managed to a benchmark, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) has broad discretion to shift the Fund’s exposure among strategies and sectors and to invest in a wide variety of credit instruments based on changing market conditions and its view on the best mix of investment opportunities. In determining which investments to buy and sell for the Fund, the Adviser combines top down macroeconomic research with bottom up fundamental security analysis. In establishing the Fund’s macroeconomic views, the Adviser evaluates fundamental, technical and valuation factors along with macro themes from the Adviser’s broader fixed income team to determine the view on risk for the Fund overall. The Adviser uses bottom up fundamental research combined with quantitative analysis to evaluate the relative attractiveness of credit markets, sectors and individual credit instruments.

PORTFOLIO COMPOSITION***

Corporate Bonds	55.9%
Loan Assignments	31.1
Preferred Securities	6.3
Others (each less than 1.0%)	0.2
Short-Term Investments	6.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2016. The Fund’s portfolio composition is subject to change.

TOTAL RETURNS AS OF AUGUST 31, 2016

	INCEPTION DATE OF CLASS	SINCE INCEPTION*
CLASS A SHARES	June 30, 2016
With Sales Charge**		(2.25)%
Without Sales Charge		1.56
CLASS C SHARES	June 30, 2016
With CDSC***		0.47
Without CDSC		1.47
CLASS R6 SHARES	June 30, 2016	1.64
SELECT CLASS SHARES	June 30, 2016	1.60

*
Not annualized.
**
Sales Charge for Class A Shares is 3.75%.
***
Assumes a 1% CDSC (contingent deferred sales charge) for the period.

LIFE OF FUND PERFORMANCE (6/30/16 TO 8/31/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 30, 2016.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Flexible Long/Short Fund and the Barclays Multiverse Corporate Index from June 30, 2016 to August 31, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Multiverse Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The Barclays Multiverse Corporate Index provides a broad-based measure of the international fixed-income bond market. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Since the Fund’s inception, it has not experienced any shareholder activity. If shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Convertible Bond — 0.1%

	Consumer Discretionary — 0.1%
	Media — 0.1%
50,952	Liberty Interactive LLC, 3.750%, 02/15/30 (Cost $30,448)	30,635

Corporate Bonds — 55.6%

	Consumer Discretionary — 11.6%
	Auto Components — 2.3%
28,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	29,855
4,000	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	4,260
EUR 100,000	LKQ Italia Bondco SpA, (Italy), Reg. S, 3.875%, 04/01/24	120,748
21,000	MPG Holdco I, Inc., 7.375%, 10/15/22	21,643
EUR 125,000	Schaeffler Finance B.V., (Netherlands), Reg. S, 3.250%, 05/15/25	148,669
EUR 100,000	Valeo S.A., (France), Reg. S, 1.625%, 03/18/26	121,704
EUR 100,000	ZF North America Capital, Inc., Reg. S, 2.250%, 04/26/19	116,286

		563,165

	Automobiles — 0.7%
75,000	General Motors Co., 4.000%, 04/01/25	76,622
EUR 100,000	Volvo Car AB, (Sweden), Reg. S, 3.250%, 05/18/21	119,911

		196,533

	Hotels, Restaurants & Leisure — 2.6%
	Boyd Gaming Corp.,
9,000	6.875%, 05/15/23	9,720
30,000	9.000%, 07/01/20	31,350
31,000	Choice Hotels International, Inc., 5.750%, 07/01/22	33,945
EUR 110,000	Cirsa Funding Luxembourg S.A., (Luxembourg), Reg. S, 5.875%, 05/15/23	128,877
18,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	19,732
15,000	Golden Nugget Escrow, Inc., 8.500%, 12/01/21 (e)	15,675
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5,000	5.000%, 06/01/24 (e)	5,244
5,000	5.250%, 06/01/26 (e)	5,312
	MGM Resorts International,
21,000	6.000%, 03/15/23	22,798
30,000	8.625%, 02/01/19	33,937
GBP 100,000	Pizzaexpress Financing 2 plc, (United Kingdom), Reg. S, 6.625%, 08/01/21	130,664

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
2,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.125%, 08/15/21 (e)	2,060
9,000	Sabre GLBL, Inc., 5.250%, 11/15/23 (e)	9,270
9,000	Scientific Games International, Inc., 10.000%, 12/01/22	8,325
45,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	45,338
	Six Flags Entertainment Corp.,
2,000	4.875%, 07/31/24 (e)	2,040
9,000	5.250%, 01/15/21 (e)	9,315
GBP 100,000	Vue International Bidco plc, (United Kingdom), Reg. S, 7.875%, 07/15/20	137,224

		650,826

	Household Durables — 0.7%
10,000	CalAtlantic Group, Inc., 5.875%, 11/15/24	10,800
	Lennar Corp.,
33,000	4.500%, 06/15/19	34,650
15,000	4.875%, 12/15/23	15,712
8,000	M/I Homes, Inc., 6.750%, 01/15/21	8,360
10,000	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	9,875
EUR 100,000	Mohawk Industries, Inc., 2.000%, 01/14/22	118,173

		197,570

	Media — 4.0%
EUR 100,000	Altice Luxembourg S.A., (Luxembourg), Reg. S, 7.250%, 05/15/22	117,854
32,000	Cablevision Systems Corp., 8.625%, 09/15/17	34,008
40,000	CBS Corp., 2.900%, 01/15/27	38,863
30,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45 (e)	36,864
19,000	Cinemark USA, Inc., 4.875%, 06/01/23	19,475
	Clear Channel Worldwide Holdings, Inc.,
15,000	Series B, 6.500%, 11/15/22	15,712
16,000	Series B, 7.625%, 03/15/20	16,120
	Comcast Corp.,
20,000	2.350%, 01/15/27	19,824
50,000	3.150%, 03/01/26	52,904
30,000	4.750%, 03/01/44	35,918
18,000	CSC Holdings LLC, 8.625%, 02/15/19	20,160
	DISH DBS Corp.,
33,000	4.250%, 04/01/18	33,866
43,000	6.750%, 06/01/21	46,198
7,000	7.750%, 07/01/26 (e)	7,469

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued

	Media — continued
4,000	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24 (e)	4,360
	Gray Television, Inc.,
4,000	5.875%, 07/15/26 (e)	4,170
18,000	7.500%, 10/01/20	18,720
25,000	iHeartCommunications, Inc., 9.000%, 12/15/19	20,219
33,000	Lamar Media Corp., 5.000%, 05/01/23	34,897
36,000	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	37,350
21,000	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	21,735
15,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	15,411
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
9,000	5.625%, 02/15/24	9,574
33,000	5.875%, 03/15/25	35,310
56,000	Sinclair Television Group, Inc., 6.125%, 10/01/22	59,220
54,000	Sirius XM Radio, Inc., 4.625%, 05/15/23 (e)	54,608
EUR 81,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), Reg. S, 5.125%, 01/21/23	96,057
	Univision Communications, Inc.,
47,000	5.125%, 05/15/23 (e)	48,880
34,000	5.125%, 02/15/25 (e)	35,530
13,000	Videotron Ltd., (Canada), 5.000%, 07/15/22	13,634
	WMG Acquisition Corp.,
5,000	5.000%, 08/01/23 (e)	5,138
7,000	5.625%, 04/15/22 (e)	7,297
15,000	6.750%, 04/15/22 (e)	15,956

		1,033,301

	Specialty Retail — 1.3%
EUR 100,000	Douglas GmbH, (Germany), Reg. S, 6.250%, 07/15/22	122,699
GBP 100,000	New Look Secured Issuer plc, (United Kingdom), Reg. S, 6.500%, 07/01/22	126,719
31,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	32,395
13,000	Sally Holdings LLC/Sally Capital, Inc., 5.500%, 11/01/23	13,845
33,000	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	34,403

		330,061

	Total Consumer Discretionary	2,971,456

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Staples — 3.2%
	Beverages — 0.6%
	Anheuser-Busch InBev Finance, Inc.,
35,000	3.650%, 02/01/26	37,366
15,000	4.900%, 02/01/46	18,139
EUR 50,000	Anheuser-Busch InBev S.A./N.V., (Belgium), Reg. S, 2.000%, 03/17/28	61,958
36,000	Cott Beverages, Inc., 5.375%, 07/01/22	37,170
29,000	DS Services of America, Inc., 10.000%, 09/01/21 (e)	32,552

		187,185

	Food & Staples Retailing — 1.0%
11,000	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 06/15/24 (e)	11,810
75,000	CVS Health Corp., 2.875%, 06/01/26	76,829
EUR 100,000	Dufry Finance SCA, (Luxembourg), Reg. S, 4.500%, 08/01/23	119,108
5,000	Ingles Markets, Inc., 5.750%, 06/15/23	5,203
	New Albertsons, Inc.,
4,000	7.450%, 08/01/29	3,940
8,000	8.700%, 05/01/30	8,160
13,000	Rite Aid Corp., 6.125%, 04/01/23 (e)	14,035
15,000	SUPERVALU, Inc., 7.750%, 11/15/22	14,175

		253,260

	Food Products — 0.6%
	JBS USA LUX S.A./JBS USA Finance, Inc.,
51,000	5.875%, 07/15/24 (e)	52,698
18,000	7.250%, 06/01/21 (e)	18,540
25,000	Kraft Heinz Foods Co., 4.375%, 06/01/46	27,040
	Post Holdings, Inc.,
18,000	5.000%, 08/15/26 (e)	17,955
9,000	7.750%, 03/15/24 (e)	10,001
19,000	Smithfield Foods, Inc., 5.875%, 08/01/21 (e)	19,855

		146,089

	Household Products — 0.1%
23,000	Spectrum Brands, Inc., 5.750%, 07/15/25	24,926

	Personal Products — 0.2%
13,000	NBTY, Inc., 7.625%, 05/15/21 (e)	13,292
9,000	Prestige Brands, Inc., 6.375%, 03/01/24 (e)	9,608
12,000	Revlon Escrow Corp., 6.250%, 08/01/24 (e)	12,450

		35,350

	Tobacco — 0.7%
50,000	Altria Group, Inc., 4.250%, 08/09/42	56,084
40,000	Philip Morris International, Inc., 4.250%, 11/10/44	44,906

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued

	Tobacco — continued
50,000	Reynolds American, Inc., 5.850%, 08/15/45	65,207

		166,197

	Total Consumer Staples	813,007

	Energy — 4.2%
	Energy Equipment & Services — 0.4%
100,000	Schlumberger Investment S.A., (Luxembourg), 2.400%, 08/01/22 (e)	101,666

	Oil, Gas & Consumable Fuels — 3.8%
	Boardwalk Pipelines LP,
57,000	3.375%, 02/01/23	53,574
100,000	5.950%, 06/01/26	109,156
75,000	BP Capital Markets plc, (United Kingdom), 3.119%, 05/04/26	77,431
	Cenovus Energy, Inc., (Canada),
8,000	4.450%, 09/15/42	6,511
29,000	5.200%, 09/15/43	25,496
	Chevron Corp.,
75,000	2.355%, 12/05/22	76,783
19,000	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	18,572
13,000	Energy Transfer Equity LP, 5.875%, 01/15/24	13,325
51,000	EnLink Midstream Partners LP, 2.700%, 04/01/19	50,231
11,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.000%, 05/15/23	10,945
23,000	MPLX LP, 4.875%, 06/01/25 (e)	23,457
	NGPL PipeCo LLC,
33,000	7.119%, 12/15/17 (e)	34,361
27,000	9.625%, 06/01/19 (e)	28,215
50,000	Occidental Petroleum Corp., 3.400%, 04/15/26	52,850
175,000	Petrobras Global Finance B.V., (Netherlands), 8.750%, 05/23/26	192,097
EUR 100,000	Repsol International Finance B.V., (Netherlands), Reg. S, VAR, 4.500%, 03/25/75	103,458
15,000	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	15,788
25,000	Sunoco Logistics Partners Operations LP, 5.300%, 04/01/44	25,357
13,000	Sunoco LP/Sunoco Finance Corp., 5.500%, 08/01/20 (e)	13,196
50,000	Western Gas Partners LP, 4.650%, 07/01/26	51,845

		982,648

	Total Energy	1,084,314

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Financials — 10.3%
	Banks — 2.5%
50,000	Bank of America Corp., 3.500%, 04/19/26	52,187
	CIT Group, Inc.,
28,000	5.000%, 08/15/22	29,680
32,000	5.375%, 05/15/20	34,200
32,000	5.500%, 02/15/19 (e)	33,880
60,000	Citigroup, Inc., 4.300%, 11/20/26	63,009
200,000	Lloyds Banking Group plc, (United Kingdom), 4.650%, 03/24/26	207,578
55,000	Toronto-Dominion Bank (The), (Canada), 1.800%, 07/13/21	54,688
50,000	U.S. Bancorp, 3.100%, 04/27/26	51,701
100,000	Wells Fargo & Co., 4.300%, 07/22/27	110,387

		637,310

	Capital Markets — 1.1%
33,000	E*TRADE Financial Corp., 4.625%, 09/15/23	34,249
75,000	Goldman Sachs Group, Inc. (The), 2.875%, 02/25/21	77,149
	Morgan Stanley,
30,000	3.125%, 07/27/26	30,175
110,000	3.875%, 01/27/26	117,478
18,000	MSCI, Inc., 5.250%, 11/15/24 (e)	19,125

		278,176

	Consumer Finance — 2.9%
150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 4.625%, 10/30/20	158,981
19,000	Ally Financial, Inc., 4.625%, 03/30/25	19,712
50,000	Capital One Financial Corp., 3.750%, 04/24/24	52,897
60,000	Caterpillar Financial Services Corp., 2.400%, 08/09/26	59,749
200,000	Ford Motor Credit Co. LLC, 4.375%, 08/06/23	216,679
75,000	General Motors Financial Co., Inc., 3.100%, 01/15/19	76,476
75,000	John Deere Capital Corp., 3.400%, 09/11/25	81,913
7,000	Springleaf Finance Corp., 8.250%, 12/15/20	7,648
55,000	Synchrony Financial, 3.750%, 08/15/21	57,679

		731,734

	Diversified Financial Services — 3.1%
13,000	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	13,666
100,000	Berkshire Hathaway, Inc., 3.125%, 03/15/26	106,195
200,000	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e)	217,500

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued

	Diversified Financial Services — continued
EUR 100,000	Lincoln Finance Ltd., (United Kingdom), Reg. S, 6.875%, 04/15/21	122,142
20,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	20,150
	Shell International Finance B.V., (Netherlands),
50,000	3.250%, 05/11/25	53,089
50,000	4.000%, 05/10/46	52,388
200,000	UBS Group Funding Jersey Ltd., (Jersey), 3.000%, 04/15/21 (e)	206,089

		791,219

	Insurance — 0.7%
130,000	American International Group, Inc., 3.900%, 04/01/26	136,495
30,000	MetLife, Inc., 4.721%, 12/15/44	32,945

		169,440

	Thrifts & Mortgage Finance — 0.0% (g)
10,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	9,978

	Total Financials	2,617,857

	Health Care — 3.5%
	Health Care Equipment & Supplies — 0.3%
13,000	Hologic, Inc., 5.250%, 07/15/22 (e)	13,829
35,000	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	35,044
28,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.625%, 10/15/23 (e)	28,105

		76,978

	Health Care Providers & Services — 1.9%
11,000	Centene Corp., 6.125%, 02/15/24	11,990
	CHS/Community Health Systems, Inc.,
26,000	6.875%, 02/01/22	21,580
15,000	8.000%, 11/15/19	14,194
44,000	DaVita, Inc., 5.125%, 07/15/24	45,430
50,000	Express Scripts Holding Co., 3.400%, 03/01/27	50,516
22,000	Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/24 (e)	23,540
	HCA, Inc.,
54,000	5.000%, 03/15/24	57,105
22,000	5.375%, 02/01/25	22,723
29,000	5.875%, 03/15/22	31,900
20,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	18,125
20,000	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	21,500
16,000	Team Health, Inc., 7.250%, 12/15/23 (e)	17,440
	Tenet Healthcare Corp.,
35,000	VAR, 4.153%, 06/15/20	34,913

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — continued
19,000	5.000%, 03/01/19	18,477
39,000	6.750%, 06/15/23	37,221
50,000	UnitedHealth Group, Inc., 3.100%, 03/15/26	52,718

		479,372

	Life Sciences Tools & Services — 0.0% (g)
11,000	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	11,440

	Pharmaceuticals — 1.3%
60,000	Actavis Funding SCS, (Luxembourg), 3.800%, 03/15/25	63,318
35,000	Concordia International Corp., (Canada), 7.000%, 04/15/23 (e)	27,125
100,000	Mylan N.V., (Netherlands), 3.150%, 06/15/21 (e)	102,213
	Teva Pharmaceutical Finance Netherlands III B.V., (Netherlands),
25,000	2.200%, 07/21/21	24,837
25,000	3.150%, 10/01/26	25,193
	Valeant Pharmaceuticals International, Inc., (Canada),
18,000	5.375%, 03/15/20 (e)	16,965
26,000	6.750%, 08/15/21 (e)	24,733
25,000	7.000%, 10/01/20 (e)	24,375

		308,759

	Total Health Care	876,549

	Industrials — 5.5%
	Aerospace & Defense — 0.8%
EUR 100,000	Airbus Group Finance B.V., (Netherlands), Reg. S, 1.375%, 05/13/31	118,941
42,000	Bombardier, Inc., (Canada), 7.750%, 03/15/20 (e)	44,520
	TransDigm, Inc.,
11,000	6.000%, 07/15/22	11,440
11,000	6.375%, 06/15/26 (e)	11,220

		186,121

	Airlines — 0.4%
545	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	568
87,208	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	93,531

		94,099

	Building Products — 0.4%
14,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	15,330
36,000	Standard Industries, Inc., 6.000%, 10/15/25 (e)	39,420

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued

	Building Products — continued
19,000	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	19,285

		74,035

	Commercial Services & Supplies — 0.9%
40,000	ADT Corp. (The), 4.125%, 06/15/23	39,268
12,000	Casella Waste Systems, Inc., 7.750%, 02/15/19	12,270
23,000	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	20,987
19,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	20,710
EUR 100,000	Verisure Holding AB, (Sweden), Reg. S, 6.000%, 11/01/22	122,142
20,000	West Corp., 5.375%, 07/15/22 (e)	19,500

		234,877

	Construction & Engineering — 0.3%
37,000	AECOM, 5.875%, 10/15/24	40,469
30,000	MasTec, Inc., 4.875%, 03/15/23	30,000

		70,469

	Electrical Equipment — 0.1%
5,000	Novelis Corp., 6.250%, 08/15/24 (e)	5,212
19,000	Sensata Technologies B.V., (Netherlands), 5.625%, 11/01/24 (e)	20,140

		25,352

	Machinery — 0.1%
9,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	7,785
25,000	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	26,125

		33,910

	Paper & Forest Products — 0.0% (g)
11,000	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	9,900

	Road & Rail — 1.7%
50,000	Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	59,095
EUR 125,000	Europcar Groupe S.A., (France), Reg. S, 5.750%, 06/15/22	146,723
GBP 43,070	Great Rolling Stock Co. Ltd. (The), (United Kingdom), Reg. S, 6.875%, 07/27/35	79,442
GBP 100,000	Porterbrook Rail Finance Ltd., (United Kingdom), Reg. S, 6.500%, 10/20/20	158,203

		443,463

	Trading Companies & Distributors — 0.5%
8,000	Aircastle Ltd., (Bermuda), 7.625%, 04/15/20	9,240
22,000	HD Supply, Inc., 5.750%, 04/15/24 (e)	23,430

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Trading Companies & Distributors — continued
	International Lease Finance Corp.,
18,000	4.625%, 04/15/21	19,089
36,000	8.750%, 03/15/17	37,305
37,000	United Rentals North America, Inc., 5.750%, 11/15/24	38,480
11,000	Univar USA, Inc., 6.750%, 07/15/23 (e)	11,385
9,000	WESCO Distribution, Inc., 5.375%, 06/15/24 (e)	9,203

		148,132

	Transportation Infrastructure — 0.3%
EUR 50,000	Atlantia S.p.A., (Italy), Reg. S, 4.375%, 09/16/25	74,321

	Total Industrials	1,394,679

	Information Technology — 2.8%
	Communications Equipment — 0.5%
20,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	21,750
7,000	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	5,215
100,000	Cisco Systems, Inc., 2.200%, 02/28/21	102,615

		129,580

	Electronic Equipment, Instruments & Components — 0.5%
	Anixter, Inc.,
28,000	5.500%, 03/01/23	29,470
32,000	5.625%, 05/01/19	33,880
41,000	CDW LLC/CDW Finance Corp., 5.500%, 12/01/24	43,940
10,000	Zebra Technologies Corp., 7.250%, 10/15/22	10,850

		118,140

	IT Services — 0.2%
	First Data Corp.,
30,000	5.000%, 01/15/24 (e)	30,525
20,000	7.000%, 12/01/23 (e)	20,975

		51,500

	Semiconductors & Semiconductor Equipment — 0.2%
26,000	Microsemi Corp., 9.125%, 04/15/23 (e)	29,770
15,000	QUALCOMM, Inc., 4.800%, 05/20/45	17,102

		46,872

	Software — 1.0%
40,000	Infor U.S., Inc., 6.500%, 05/15/22	40,550
23,000	Informatica LLC, 7.125%, 07/15/23 (e)	21,735
	Microsoft Corp.,
20,000	3.700%, 08/08/46	20,778
20,000	4.875%, 12/15/43	24,488
	Oracle Corp.,
50,000	1.900%, 09/15/21	50,101
100,000	2.650%, 07/15/26	101,020

		258,672

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
30,000	3.250%, 02/23/26	32,043
50,000	4.650%, 02/23/46	58,412
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
3,000	4.420%, 06/15/21 (e)	3,139
8,000	5.450%, 06/15/23 (e)	8,523
3,000	5.875%, 06/15/21 (e)	3,176
3,000	7.125%, 06/15/24 (e)	3,248

		108,541

	Total Information Technology	713,305

	Materials — 4.4%
	Chemicals — 0.9%
14,000	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	18,834
18,000	CVR Partners LP/CVR Nitrogen Finance Corp., 9.250%, 06/15/23 (e)	17,842
	Hexion, Inc.,
41,000	6.625%, 04/15/20	35,542
9,000	8.875%, 02/01/18	8,457
EUR 100,000	Ineos Finance plc, (United Kingdom), Reg. S, 4.000%, 05/01/23	114,334

		195,009

	Construction Materials — 0.5%
EUR 100,000	HeidelbergCement Finance Luxembourg S.A., (Luxembourg), Reg. S, 3.250%, 10/21/21	125,070
9,000	U.S. Concrete, Inc., 6.375%, 06/01/24	9,383

		134,453

	Containers & Packaging — 1.7%
EUR 125,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), Reg. S, 6.750%, 05/15/24	150,934
16,000	Berry Plastics Corp., 6.000%, 10/15/22	17,050
33,000	Graphic Packaging International, Inc., 4.875%, 11/15/22	34,774
7,000	Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22 (e)	7,368
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
40,000	5.750%, 10/15/20	41,200
9,000	7.000%, 07/15/24 (e)	9,641
	Sealed Air Corp.,
16,000	5.125%, 12/01/24 (e)	17,120
5,000	6.500%, 12/01/20 (e)	5,713
EUR 125,000	SIG Combibloc Holdings S.C.A., (Luxembourg), Reg. S, 7.750%, 02/15/23	147,759

		431,559

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — 0.9%
9,000	AK Steel Corp., 7.500%, 07/15/23	9,765
	Alcoa, Inc.,
17,000	5.125%, 10/01/24	17,935
4,000	5.900%, 02/01/27	4,290
17,000	Aleris International, Inc., 7.875%, 11/01/20	17,510
62,000	ArcelorMittal, (Luxembourg), 7.250%, 02/25/22	69,750
10,000	Commercial Metals Co., 4.875%, 05/15/23	10,050
9,000	Lundin Mining Corp., (Canada), 7.875%, 11/01/22 (e)	9,630
13,000	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	13,422
29,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	29,580
22,000	Steel Dynamics, Inc., 5.250%, 04/15/23	22,880
9,000	Teck Resources Ltd., (Canada), 8.000%, 06/01/21 (e)	9,743
16,000	United States Steel Corp., 8.375%, 07/01/21 (e)	17,400

		231,955

	Paper & Forest Products — 0.4%
EUR 100,000	WEPA Hygieneprodukte GmbH, (Germany), Reg. S, 3.750%, 05/15/24	117,924

	Total Materials	1,110,900

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
	Crown Castle International Corp.,
100,000	3.700%, 06/15/26	104,820
23,000	4.875%, 04/15/22	25,662
10,000	DuPont Fabros Technology LP, 5.625%, 06/15/23	10,475
14,000	Equinix, Inc., 5.750%, 01/01/25	14,980
13,000	Iron Mountain, Inc., 5.750%, 08/15/24	13,487
7,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.- Issuer, Inc., 5.625%, 05/01/24 (e)	7,595
19,000	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	19,333

	Total Real Estate	196,352

	Telecommunication Services — 4.5%
	Diversified Telecommunication Services — 4.1%
	AT&T, Inc.,
50,000	4.125%, 02/17/26	54,292
50,000	4.300%, 12/15/42	50,226
	CCO Holdings LLC/CCO Holdings Capital Corp.,
8,000	5.500%, 05/01/26 (e)	8,470

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued

	Diversified Telecommunication Services — continued
16,000	5.750%, 02/15/26 (e)	17,120
18,000	5.875%, 04/01/24 (e)	19,395
55,000	6.625%, 01/31/22	57,887
18,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	18,630
EUR 120,000	eircom Finance DAC, (Ireland), Reg. S, 4.500%, 05/31/22	136,835
71,000	Embarq Corp., 7.995%, 06/01/36	73,618
	Frontier Communications Corp.,
32,000	7.125%, 03/15/19	34,480
33,000	9.250%, 07/01/21	35,722
9,000	11.000%, 09/15/25	9,720
	Intelsat Jackson Holdings S.A., (Luxembourg),
12,000	5.500%, 08/01/23	8,190
6,000	7.250%, 10/15/20	4,665
19,000	8.000%, 02/15/24 (e)	19,095
34,000	Level 3 Financing, Inc., 5.125%, 05/01/23	35,317
EUR 100,000	Matterhorn Telecom S.A., (Luxembourg), Reg. S, 3.875%, 05/01/22	111,532
2,000	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,928
9,000	Qwest Corp., 6.750%, 12/01/21	10,037
13,000	SBA Communications Corp., 4.875%, 07/15/22	13,325
	Verizon Communications, Inc.,
10,000	4.125%, 08/15/46	10,040
45,000	4.862%, 08/21/46	50,031
EUR 120,000	Virgin Media Finance plc, (United Kingdom), Reg. S, 4.500%, 01/15/25	138,539
EUR 100,000	Wind Acquisition Finance S.A., (Luxembourg), Reg. S, 4.000%, 07/15/20	113,218
18,000	Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	18,720

		1,051,032

	Wireless Telecommunication Services — 0.4%
	Sprint Communications, Inc.,
35,000	9.000%, 11/15/18 (e)	38,544
21,000	9.250%, 04/15/22	22,050
	T-Mobile USA, Inc.,
5,000	6.625%, 04/01/23	5,334
11,000	6.633%, 04/28/21	11,522
11,000	6.731%, 04/28/22	11,564
13,000	6.836%, 04/28/23	13,943

		102,957

	Total Telecommunication Services	1,153,989

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Utilities — 4.8%
	Electric Utilities — 3.0%
200,000	Empresa Electrica Angamos S.A., (Chile), Reg. S, 4.875%, 05/25/29	196,000
EUR 50,000	Enel S.p.A., (Italy), 5.250%, 05/20/24	76,498
25,000	Exelon Corp., 4.450%, 04/15/46	27,793
EUR 100,000	Iberdrola International B.V., (Netherlands), Reg. S, 1.125%, 04/21/26	117,210
50,000	ITC Holdings Corp., 3.250%, 06/30/26	51,262
200,000	Lamar Funding Ltd., (Cayman Islands), Reg. S, 3.958%, 05/07/25	194,250
50,000	Sierra Pacific Power Co., 2.600%, 05/01/26 (e)	50,788
21,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	21,315

		735,116

	Gas Utilities — 0.2%
45,000	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	45,699

	Independent Power & Renewable Electricity Producers — 0.8%
	AES Corp.,
6,000	VAR, 3.842%, 06/01/19	6,000
9,000	5.500%, 03/15/24	9,337
	Calpine Corp.,
8,000	5.250%, 06/01/26 (e)	8,100
27,000	5.875%, 01/15/24 (e)	28,552
32,000	7.875%, 01/15/23 (e)	33,760
26,000	Dynegy, Inc., 5.875%, 06/01/23	23,595
11,000	GenOn Energy, Inc., 9.875%, 10/15/20	7,755
25,000	NRG Energy, Inc., 6.625%, 03/15/23	25,500
48,000	TerraForm Power Operating LLC, 6.125%, 06/15/25 (e)	48,840

		191,439

	Multi-Utilities — 0.8%
49,000	Dominion Resources, Inc., Series D, 2.850%, 08/15/26	49,170
9,000	NRG Yield Operating LLC, 5.375%, 08/15/24	9,382
EUR 100,000	Veolia Environnement S.A., (France), Reg. S, 4.625%, 03/30/27	156,443

		214,995

	Total Utilities	1,187,249

	Total Corporate Bonds (Cost $13,897,784)	14,119,657

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Preferred Securities — 6.3% (x)

	Consumer Discretionary — 0.5%
	Media — 0.5%
100,000	SES S.A., Reg. S, VAR, 4.625%, 01/02/22(Luxembourg)	115,728

	Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
100,000	TOTAL S.A., Reg. S, VAR, 2.250%, 02/26/21(France)	111,545

	Financials — 5.4%
	Banks — 2.8%
225,000	Bank of America Corp., Series X, VAR, 6.250%, 09/05/24	236,250
	Citigroup, Inc.,
20,000	Series O, VAR, 5.875%, 03/27/20	20,300
225,000	Series P, VAR, 5.950%, 05/15/25	232,453
18,000	Series R, VAR, 6.125%, 11/15/20	18,781
200,000	HSBC Holdings plc, VAR, 6.875%, 06/01/21(United Kingdom)	209,250

		717,034

	Capital Markets — 2.6%
	Bank of New York Mellon Corp. (The),
94,000	Series F, VAR, 4.625%, 09/20/26	94,118
50,000	Series E, VAR, 4.950%, 06/20/20	51,062
225,000	Goldman Sachs Group, Inc. (The), Series M, VAR, 5.375%, 05/10/20	227,475
225,000	Morgan Stanley, Series H, VAR, 5.450%, 07/15/19	225,563
50,000	State Street Corp., Series F, VAR, 5.250%, 09/15/20	52,130

		650,348

	Total Financials	1,367,382

	Total Preferred Securities (Cost $1,559,512)	1,594,655

U.S. Treasury Obligations — 0.1%
15,000	U.S. Treasury Bonds, 2.500%, 05/15/46	15,873
14,000	U.S. Treasury Notes, 1.500%, 08/15/26	13,897

	Total U.S. Treasury Obligations (Cost $29,675)	29,770

Loan Assignments — 30.9%

	Consumer Discretionary — 6.0%
	Diversified Consumer Services — 0.6%
150,000	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	148,462

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — 1.0%
193,519	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	193,883
75,000	Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	74,906

		268,789

	Leisure Products — 0.6%
150,000	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	149,138

	Media — 2.3%
100,000	Charter Communications Operating LLC, Term Loan H, VAR, 3.250%, 08/24/21	100,292
199,500	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22	201,038
100,000	Entravision Communications Corp., Tranche B Term Loan, VAR, 3.500%, 05/31/20 ^	99,667
100,000	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20 ^	99,917
76,805	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	76,545

		577,459

	Multiline Retail — 0.6%
150,000	J.C. Penney Corp., Term Loan B, VAR, 5.250%, 06/23/23 ^	150,562

	Specialty Retail — 0.3%
85,000	Harbor Freight Tools U.S.A., Inc., 1st Lien Term Loan, VAR, 4.000%, 08/11/23	85,160

	Textiles, Apparel & Luxury Goods — 0.6%
150,000	SAMSONITE IP Holdings, 1st Lien Term Loan B, VAR, 4.000%, 05/15/23	151,500

	Total Consumer Discretionary	1,531,070

	Consumer Staples — 2.9%
	Food & Staples Retailing — 0.8%
200,000	SUPERVALU, Inc., Term Loan B, VAR, 5.500%, 03/21/19	200,060

	Food Products — 1.4%
200,000	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.501%, 11/01/18	200,584

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Assignments — continued

	Food Products — continued
150,000	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	150,000

		350,584

	Personal Products — 0.7%
150,000	NBTY INC, Term Loan, VAR, 5.000%, 04/27/23 ^	150,046
30,001	Revlon Consumer Products Corp., Term Loan B, VAR, 4.750%, 07/14/23 ^	29,956

		180,002

	Total Consumer Staples	730,646

	Energy — 0.7%
	Oil, Gas & Consumable Fuels — 0.7%
10,000	California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.500%, 08/05/21 ^	10,475
10,000	Chesapeake Energy Corp., First Lien Last Out Term Loan, VAR, 8.500%, 08/15/21 ^	10,313
200,000	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23 ^	193,666

	Total Energy	214,454

	Financials — 1.0%
	Capital Markets — 0.4%
100,000	UFC Holdings LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 5.000%, 07/22/23	100,200

	Consumer Finance — 0.6%
149,615	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	144,940

	Total Financials	245,140

	Health Care — 4.9%
	Health Care Equipment & Supplies — 0.6%
150,000	Mallinckrodt International Finance S.A., Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21	149,731

	Health Care Providers & Services — 3.1%
200,000	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.750%, 06/07/23	201,126
150,000	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.000%, 01/07/21	143,732
150,000	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	148,179
200,000	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 06/07/23	202,084
100,000	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21 ^	100,063

		795,184

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — 1.2%
150,000	Endo Pharmaceutical, 2015 Incremental Term B Loan, VAR, 3.750%, 09/26/22	149,109
149,618	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, VAR, 5.500%, 04/01/22(Canada)	149,805

		298,914

	Total Health Care	1,243,829

	Industrials — 3.2%
	Aerospace & Defense — 0.6%
78,947	Transdigm Group, Inc., 1st Lien Term Loan F, VAR, 3.750%, 06/09/23	78,627
71,053	Transdigm Group, Inc., Delay Draw Tranche F Term Loan, VAR, 3.750%, 06/09/23	70,764

		149,391

	Airlines — 0.8%
200,000	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	199,876

	Commercial Services & Supplies — 1.8%
22,143	Garda World Security Corp., Term B Delayed Draw Loan, VAR, 4.004%, 11/06/20(Canada)	21,784
127,472	Garda World Security Corp., Term B Loan, VAR, 4.004%, 11/06/20	125,401
200,000	Pharmaceutical Product Development LLC, 1st Lien Term Loan B, VAR, 4.250%, 08/18/22	200,550
100,000	Prime Security Services Borrower LLC, 1st Lien Term Loan, VAR, 4.750%, 04/07/22	100,656

		448,391

	Total Industrials	797,658

	Information Technology — 4.5%
	Internet Software & Services — 0.6%
150,000	Solar Winds Holdings, Inc., 1st Lien Term loan, VAR, 5.500%, 02/03/23	150,488

	IT Services — 0.6%
150,000	First Data Corp., 2022 New Dollar Term Loan, VAR, 4.272%, 07/08/22	150,412

	Semiconductors & Semiconductor Equipment — 2.1%
135,621	Avago Technologies, Term A-2 Loan, VAR, 3.508%, 02/01/23(Singapore)	136,789
200,000	Microsemi Corp., Closing Date Term B Loan, VAR, 3.750%, 01/15/23	201,228
200,000	On Semiconductor Corp., Term Loan B, VAR, 5.250%, 03/31/23	202,464

		540,481

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Assignments — continued

	Software — 0.6%
146,590	Infor U.S., Inc., Tranche B-5 Term Loan, VAR, 3.750%, 06/03/20 ^	144,904

	Technology Hardware, Storage & Peripherals — 0.6%
150,000	Dell Inc. 1st Lien Term Loan B, VAR, 4.000%, 06/02/23 ^	150,804

	Total Information Technology	1,137,089

	Materials — 1.8%
	Chemicals — 1.0%
200,000	Huntsman International LLC, Term Loan, VAR, 4.250%, 04/01/23	200,876
50,000	PolyOne Corp.,Term Loan B, VAR, 3.500%, 11/11/22	50,312

		251,188

	Construction Materials — 0.4%
100,000	Headwaters, Inc., Term Loan B, VAR, 4.000%, 03/24/22 ^	100,000

	Containers & Packaging — 0.4%
100,000	Berry Plastics Corp., Term Loan G, VAR, 3.500%, 01/06/21	99,766

	Total Materials	450,954

	Real Estate — 1.6%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
200,000	MGM Growth Properties, Term Loan B, VAR, 4.000%, 04/25/23	201,608

	Real Estate Management & Development — 0.8%
200,000	CityCenter Holdings LLC, Term B Loan, VAR, 4.250%, 10/16/20	201,042

	Total Real Estate	402,650

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.4%
100,000	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20 ^	100,000
150,000	Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, VAR, 3.750%, 06/30/19(Luxembourg)	142,270
100,000	Level 3 Financing, Inc., Term Loan B-2, VAR, 3.500%, 05/31/22	100,458

	Total Telecommunication Services	342,728

	Utilities — 2.9%
	Electric Utilities — 0.7%
37,143	Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan C, VAR, 5.000%, 10/31/17	37,226
162,857	Texas Competitive Electric Holdings Co. LLC, Term Loan B, VAR, 5.000%, 10/31/17	163,224

		200,450

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power & Renewable Electricity Producers — 2.2%
200,000	Calpine Corp., Term Loan, VAR, 3.500%, 05/27/22	200,056
200,000	Dynegy, Inc., 1st Lien Term Loan C, VAR, 5.000%, 06/27/23	200,032
150,000	NRG Energy, Inc., Term Loan, VAR, 3.500%, 06/30/23	149,789

		549,877

	Total Utilities	750,327

	Total Loan Assignments (Cost 7,812,817)	7,846,545

NOTIONAL AMOUNT

Option Purchased — 0.0% (g)
2,550,000	Payer Option Purchased on Credit Default Index — 0.0% (g)
	Expiring 10/19/16. If exercised the Fund pays quarterly to Buy Protection on CDX.NA.IG.26-V1.at $0.01, terminating 06/20/21, European Style. (r)
	Total Options Purchased (Cost $3,728)	2,660

PRINCIPAL AMOUNT

Short-Term Investments — 6.5%

	U.S. Treasury Obligation — 2.8%
700,000	U.S. Treasury Bill, 0.257%, 09/08/16 (n)	699,972

SHARES

	Investment Company — 3.7%
940,554	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.360% (b) (l)	940,554
	Total Short-Term Investments (Cost $1,640,519)	1,640,526

	Total Investments — 99.5% (Cost 24,974,483)	25,264,448
	Other Assets in Excess of Liabilities — 0.5%	136,920

	NET ASSETS — 100.0%	$25,401,368

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
15	90 Day Eurodollar	09/19/16	USD	3,716,813	(3,997)
	Short Futures Outstanding
(4)	Euro Bund	09/08/16	EUR	(746,816)	(1,809)
(2)	Euro-Bobl	09/08/16	EUR	(298,026)	97
(1)	Euro-Schatz	09/08/16	EUR	(124,941)	93
(1)	10 Year U.S. Treasury Note	12/20/16	USD	(130,922)	412
(1)	Long Gilt	12/28/16	GBP	(172,719)	(119)
(15)	90 Day Eurodollar	09/18/17	USD	(3,709,688)	2,803

					(2,520)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)

1,173,795	EUR	BNP Paribas	09/02/16	1,311,041	1,309,309	(1,732)
2,274,733	EUR	Credit Suisse International	09/02/16	2,540,862	2,537,351	(3,511)
2,521	EUR	Morgan Stanley	09/02/16	2,804	2,812	8
8,657	EUR	Royal Bank of Canada	09/02/16	9,654	9,656	2
485,582	GBP	Royal Bank of Canada	09/02/16	635,563	637,642	2,079

				4,499,924	4,496,770	(3,154)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)

		Australia & New Zealand Banking
3,115,386	EUR	Group Ltd.	09/02/16	3,465,138	3,475,057	(9,919)
3,200	EUR	BNP Paribas	09/02/16	3,579	3,570	9
4,510	EUR	Credit Suisse International	09/02/16	5,091	5,031	60
312,273	EUR	Morgan Stanley	09/02/16	344,033	348,327	(4,294)
24,335	EUR	Royal Bank of Canada	09/02/16	27,054	27,144	(90)
1,172,591	EUR	BNP Paribas	10/05/16	1,311,650	1,309,900	1,750
2,261,715	EUR	Credit Suisse International	10/05/16	2,530,045	2,526,561	3,484
10,162	EUR	Royal Bank of Canada	10/05/16	11,398	11,352	46
485,582	GBP	Royal Bank of Canada	09/02/16	639,230	637,643	1,587
481,732	GBP	Royal Bank of Canada	10/05/16	630,879	633,110	(2,231)

				8,968,097	8,977,695	(9,598)

SEE NOTES TO FINANCIAL STATEMENTS.

 Centrally Cleared Credit Default Swaps - Buy Protection [1]

 Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2016 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]

CDX.NA.HY.26-V1	5.000% quarterly	06/20/21	3.927%	250,000	(13,658)	10,717

[1] The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2] Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[3] The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

[4] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Flexible Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2016 (Unaudited) (continued)

EUR	—	Euro
GBP	—	British Pound
MSCI		—	Morgan Stanley Capital International
Reg. S		—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
USD		—	United States Dollar
VAR		—	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2016.

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of August 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of August 31, 2016.
^	—	All or a portion of the security is unsettled as of August 31, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2016

Flexible Long/Short Fund

ASSETS:
Investments in non-affiliates, at value	$24,323,894
Investments in affiliates, at value	940,554

Total investment securities, at value	25,264,448
Cash	361,483
Foreign currency, at value	4,433
Deposits at broker for futures contracts	29,000
Deposits at broker for swap contracts	8,715
Receivables:
Investment securities sold	423,876
Interest from non-affiliates	215,273
Dividends from affiliates	1,209
Variation margin on futures contracts	849
Unrealized appreciation on forward foreign currency exchange contracts	9,025
Variation Margin on Centrally Cleared Swaps	494
Due from Adviser	18,269
Deferred offering cost	64,396

Total Assets	26,401,470

LIABILITIES:
Payables:
Investment securities purchased	931,972
Unrealized depreciation on forward foreign currency exchange contracts	21,777
Accrued liabilities:
Distribution fees	17
Shareholder servicing fees	5,312
Custodian and accounting fees	9,547
Trustees’ and Chief Compliance Officer’s fees	1,923
Other	29,554

Total Liabilities	1,000,102

Net Assets	$25,401,368

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2016 (continued)

	Flexible Long/Short Fund

NET ASSETS:
Paid-in-Capital	$25,100,031
Accumulated undistributed (distributions in excess of) net investment income	14,713
Accumulated net realized gains (losses)	14,823
Net unrealized appreciation (depreciation)	271,801

Total Net Assets	$25,401,368

Net Assets:
Class A	$20,313
Class C	20,295
Class R6	20,330
Select Class	25,340,430

Total	$25,401,368

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	2,007
Class C	2,005
Class R6	2,009
Select Class	2,503,870

Net Asset Value (a):
Class A - Redemption price per share	$10.12
Class C - Offering price per share (b)	10.12
Class R6 - Offering and redemption price per share	10.12
Select Class - Offering and redemption price per share	10.12
Class A maximum sales charge	3.7	5%
Class A maximum public offering price per share
[net asset value per share/(100% – maximum sales charge)]	$10.51

Cost of investments in non-affiliates	$24,033,929
Cost of investments in affiliates	940,554
Cost of foreign currency	4,427
Premiums received on swaps	10,717

(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b) Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED AUGUST 31, 2016 (Unaudited)

Flexible Long/Short Fund (a)

INVESTMENT INCOME:
Interest income from non-affiliates	$146,403
Dividend income from affiliates	4,917

Total investment income	151,320

EXPENSES:
Investment advisory fees	21,339
Administration fees	3,495
Distribution fees:
Class A	9
Class C	25
Shareholder servicing fees:	10,661
Class A	9
Class C	9
Select Class	10,644
Custodian and accounting fees	9,547
Interest expense to affiliates	104
Professional fees	28,189
Trustees’ and Chief Compliance Officer’s fees	4,006
Printing and mailing costs	768
Registration and filing fees	128
Transfer agency fees (See Note 2.I.)	233
Offering costs	12,684
Other	337

Total expenses	91,526

Less fees waived	(26,878)
Less expense reimbursements	(28,072)

Net expenses	36,576

Net investment income (loss)	114,744

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	12,785
Futures	(7,413)
Foreign currency transactions	11,754
Swaps	(2,303)

Net realized gain (loss)	14,823

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	289,965
Futures	(2,520)
Foreign currency translations	(12,703)
Swaps	(2,941)

Change in net unrealized appreciation/depreciation	271,801

Net realized/unrealized gains (losses)	286,624

Change in net assets resulting from operations	$401,368

(a) Commencement of operations was June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD INDICATED (Unaudited)

Flexible Long/Short Fund
Period Ended August 31, 2016 (a)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$114,744
Net realized gain (loss)	14,823
Change in net unrealized appreciation/depreciation	271,801

Change in net assets resulting from operations	401,368

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(72)
Class C
From net investment income	(54)
Class R6
From net investment income	(88)
Select Class
From net investment income	(99,817)

Total distributions to shareholders	(100,031)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	25,100,031

NET ASSETS:
Change in net assets	25,401,368
Beginning of period	—

End of period	$25,401,368

Accumulated undistributed (distributed in excess of) net investment income	$14,713

(a) Commencement of operations was June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD INDICATED (Unaudited)

(Amounts in thousands)

Flexible Long/Short Fund
June 30, 2016 to August 31, 2016 (a)

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$20,000
Distributions reinvested	72

Change in net assets resulting from Class A capital transactions	$20,072

Class C
Proceeds from shares issued	$20,000
Distributions reinvested	54

Change in net assets resulting from Class C capital transactions	$20,054

Class R6
Proceeds from shares issued	$20,000
Distributions reinvested	88

Change in net assets resulting from Class R6 capital transactions	$20,088

Select Class
Proceeds from shares issued	$24,940,000
Distributions reinvested	99,817

Change in net assets resulting from Select Class capital transactions	$25,039,817

Total change in net assets resulting from capital transactions	$25,100,031

SHARE TRANSACTIONS:
Class A
Issued	2,000
Reinvested	7

Change in Class A Shares	2,007

Class C
Issued	2,000
Reinvested	5

Change in Class C Shares	2,005

Class R6
Issued	2,000
Reinvested	9

Change in Class R6 Shares	2,009

Select Class
Issued	2,494,000
Reinvested	9,870

Change in Select Class Shares	2,503,870

(a) Commencement of operations was June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

			Per share operating performance						Ratios/Supplemental data

		Investment operations			Distributions				Ratios to average net assets (a)
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Total return (excludes sales charge) (c) (d)	Net assets, end of period	Net expenses (e) (f)	Net investment income (loss) (f)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (c) (g)

Flexible Long/Short Fund
Class A
June 30, 2016 (h) through August 31, 2016 (Unaudited)	$10.00	$0.04	$0.12	$0.16	$(0.04)	$10.12	1.56%	$20,313	1.10%	2.44%	3.86%	7%
Class C
June 30, 2016 (h) through August 31, 2016 (Unaudited)	10.00	0.03	0.12	0.15	(0.03)	10.12	1.47	20,295	1.60	1.93	4.32	7
Class R6
June 30, 2016 (h) through August 31, 2016 (Unaudited)	10.00	0.05	0.11	0.16	(0.04)	10.12	1.64	20,330	0.61	2.93	3.32	7
Select Class
June 30, 2016 (h) through August 31, 2016 (Unaudited)	10.00	0.05	0.11	0.16	(0.04)	10.12	1.60	25,340,430	0.85	2.68	1.89	7

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2016.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2016 (Unaudited)

1. Organization

JPMorgan Trust IV (the “Trust”) was formed on November 12, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 12, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Flexible Long/Short Fund	Class A, Class C, Class R6 and Select Class	Diversified

The investment objective of the Fund is to seek to provide total return.

The Fund commenced operations on June 30, 2016. Currently, the Fund is not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund is calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities (a)	$940,554	$24,323,894	$–	$25,264,448

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	9,025	–	9,025
Futures Contracts	3,405	–	–	3,405
Swaps	–	–	–	–

Total Appreciation in Other Financial Instruments	$3,405	$9,025	$–	$12,430

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	(21,777)	–	(21,777)
Futures Contracts	(5,925)	–	–	(5,925)
Swaps	–	(2,941)	–	(2,941)

Total Depreciation in Other Financial Instruments	$(5,925)	$(24,718)	$–	$(30,643)

(a) Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

As of August 31, 2016, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

C. Loan Assignments — The Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund invests in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments that were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

D. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparties (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often includes the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes D(1) — D(4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased put and call options on various instruments including futures and securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included on the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Futures Contracts — The Fund used treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of August 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default, interest rate and return swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statement of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of August 31, 2016, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Derivative Contracts	Statement of Assets and Liabilities Location

Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	Total

Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$—	$3,405	$—	$—	$3,405
Foreign exchange contracts	Receivables	—	—	9,025	—	9,025
Credit contracts	Receivables	2,660	—	—	—	2,660

Total		$2,660	$3,405	$9,025	$—	$15,090

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$—	$(5,925)	$—	$—	$(5,925)
Foreign exchange contracts	Payables	—	—	(21,777)	—	(21,777)
Credit contracts	Payables	—	—	—	(13,658)	(13,658)

Total		$—	$(5,925)	$(21,777)	$(13,658)	$(41,360)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statement of Assets and Liabilities.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statement of Operations for the period ended August 31, 2016, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statement of Operations

Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$—	$(7,413)	$—	$—	$(7,413)
Foreign exchange contracts	—	—	12,182	—	12,182
Credit contracts	—	—	—	(2,303)	(2,303)

Total	$—	$(7,413)	$12,182	$(2,303)	$2,466

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statement of Operations

Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(1,068)	$(2,520)	$—	$—	$(3,588)
Foreign exchange contracts	—	—	(12,752)	—	(12,752)
Credit contracts	—	—	—	(2,941)	(2,941)

Total	$(1,068)	$(2,520)	$(12,752)	$(2,941)	$(19,281)

Derivatives Volume

The tables below disclose the volume of the Fund’s futures contracts, forward foreign currency exchange contracts, options and swaps activity during the period ended August 31, 2016. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Futures Contracts:
Average Notional Balance Long	$3,984,688 (a)
Average Notional Balance Short	5,123,338 (a)
Ending Notional Balance Long	3,716,813

Ending Notional Balance Short	5,183,112
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	2,274,180 (a)
Average Settlement Value Sold	6,665,473 (a)
Ending Value Purchased	4,499,924
Ending Value Sold	8,968,097
Swaptions & OTC Options:
Average Notional Balance Purchased	2,550,000(a)
Ending Notional Balance Purchased	2,550,000
Credit Default Swaps:
Average Notional Balance — Buy Protection	250,000 (a)
Ending Notional Balance — Buy Protection	250,000

(a) For the periods July 1, 2016 through August 31, 2016.

The Fund’s derivatives contracts held at August 31, 2016 are not accounted for as hedging instruments under GAAP.

E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

F. Offering and Organizational Costs — Total offering costs of $77,080 incurred in connection with the offering of shares of the Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time the Fund commenced operations and are included as part of Professional fees on the Statement of Operations. For the period ended August 31, 2016, total offering costs amortized were $12,684.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign tax withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

H. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Fund for the period ended August 31, 2016 are as follows:

	Class A	Class C	Class R6	Select Class	Total

Transfer agency fees	$ 58	$ 57	$ 58	$ 60	$ 233

J. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2016, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

M. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.50% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended August 31, 2016, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the period ended August 31, 2016, the Distributor did not retain any front-end sales charges or CDSC.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not charge a shareholder servicing fee. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Select Class

0.25%	0.25%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived shareholder servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral management fees on the Statement of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R6	Select Class

1.15%	1.65%	0.65%	0.90%

The expense limitation agreement was in effect for the period ended August 31, 2016 and is in place until at least May 31, 2017.

For the period ended August 31, 2016, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Reimbursements

$21,339	$3,495	$77	$24,911	$28,072

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expense in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such affiliated money market funds.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the period ended August 31, 2016 was $1,967.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the period ended August 31, 2016, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the period ended August 31, 2016, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the period ended August 31, 2016, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government

$24,860,950	$1,605,437	$29,675	$-

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2016 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$ 24,974,483	$ 325,453	$ 35,488	$ 289,965

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the period ended August 31, 2016.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund entered into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund’s shares are currently held by the Adviser.

The Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as swap and option contracts and forward foreign currency exchange contracts.

The Fund will employ various alternative investment strategies that involve the use of complicated investment techniques. There is no guarantee that these strategies will succeed and their use may subject the Fund to greater volatility and loss.

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, June 30, 2016, and continued to hold your shares at the end of the reporting period, August 31, 2016.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value June 30, 2016	Ending Account Value August 31, 2016	Expenses Paid During the Period	Annualized Expense Ratio
Flexible Long/Short Fund
Class A
Actual*	$1,000.00	$1,015.60	$1.88	1.10%
Hypothetical**	1,000.00	1,019.66	5.60	1.10
Class C
Actual*	1,000.00	1,014.70	2.74	1.60
Hypothetical**	1,000.00	1,017.14	8.13	1.60
Class R6
Actual*	1,000.00	1,016.40	1.04	0.61
Hypothetical**	1,000.00	1,022.13	3.11	0.61
Select Class
Actual*	1,000.00	1,016.00	1.46	0.85
Hypothetical**	1,000.00	1,020.92	4.33	0.85

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the actual period). The Fund commenced operations on June 30, 2016.

**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their November 2015 in-person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the Fund whose semi-annual report is contained herein.

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Before voting on the proposed New Advisory Agreement, the Trustees reviewed the New Advisory Agreement with representatives of the Adviser and with counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed agreement. The Trustees also discussed the proposed agreement in an executive session with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

The Trustees considered information provided with respect to the Fund and the approval of the New Advisory Agreement. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the New Advisory Agreement, as well as other relevant information furnished throughout the year for the J.P. Morgan Funds complex and the Trustees’ experience with the Adviser and its services. The Trustees considered the background and experience of the Adviser’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan

Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Trustees also considered the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and J.P. Morgan Investment Management Inc., in its role as administrator (“JPMIM”), will earn fees from the Fund for providing shareholder and administrative services, respectively. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the process of approving advisory agreements for new funds.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fee remains competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Fund over time, noting the Adviser’s substantial investments in its business in support of the Fund, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints, and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at a competitive level. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate to the information prepared by Broadridge, using data from Lipper Inc., independent providers of investment company data (together, “Broadridge/Lipper”) concerning management fee rates paid by other funds in the same Broadridge/Lipper category as the Fund. The Trustees recognized that Broadridge/Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2016. All rights reserved. August 2016.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of          Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable to a semi-annual report.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President and Principal Executive Officer November 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 4, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 4, 2016